Earnings/(Losses) Per Share	12 Months Ended
Dec. 31, 2024
Earnings/(Losses) Per Share
Earnings/(Losses) Per Share

25. Earnings/(Losses) Per Share

(i)	Basic earnings/(losses) per share

Basic earnings/(losses) per share is calculated by dividing the net income/(loss) attributable to the Company by the weighted average number of outstanding ordinary shares in issue during the year. Treasury shares held by the Trustee are excluded from the weighted average number of outstanding ordinary shares in issue for purposes of calculating basic earnings/(losses) per share.

	Year Ended December 31,
	2024	2023	2022
Weighted average number of outstanding ordinary shares in issue	855,351,683	849,654,296	847,143,540
Net income/(loss) attributable to the Company (US$’000)	37,729	100,780	(360,835)
Basic earnings/(losses) per share attributable to the Company (US$ per share)	0.04	0.12	(0.43)

(ii)	Diluted earnings/(losses) per share

Diluted earnings/(losses) per share is calculated by dividing net income/(loss) attributable to the Company by the weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding during the year. Dilutive ordinary share equivalents include shares issuable upon the exercise or settlement of share options and LTIP awards issued by the Company using the treasury stock method.

	Year Ended December 31,
	2024	2023	2022
Weighted average number of outstanding ordinary shares in issue	855,351,683	849,654,296	847,143,540
Effect of share options and LTIP awards	17,477,446	19,542,052	—
Weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding	872,829,129	869,196,348	847,143,540
Net income/(loss) attributable to the Company (US$’000)	37,729	100,780	(360,835)
Diluted earnings/(losses) per share attributable to the Company (US$ per share)	0.04	0.12	(0.43)

For the year ended December 31, 2022, the share options and LTIP awards issued by the Company were not included in the calculation of diluted losses per share because of their anti-dilutive effect.